Note 13 - Pension Plans and Other Postretirement Benefits	12 Months Ended
Sep. 30, 2022
Notes to Financial Statements
Retirement Benefits [Text Block]

13. PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS

Pension Plans

The pension plans of Spire consist of plans for employees at Spire Missouri, the employees of Spire Alabama and employees of the subsidiaries of Spire EnergySouth.

Spire Missouri and Spire Alabama have non-contributory, defined benefit, trusteed forms of pension plans covering the majority of their employees. Plan assets consist primarily of corporate and U.S. government obligations and a growth segment consisting of exposure to equity markets, commodities, real estate and international credit markets.

The net periodic pension cost includes components shown in the following table. The components other than the service costs and regulatory adjustment are presented in “Other Income, Net” in the income statement, except for Spire Alabama’s losses on lump-sum settlements. Such losses are capitalized in regulatory balances and amortized over the remaining actuarial life of individuals in the plan, and that amortization is presented in “Other Income, Net.”

	Spire			Spire Missouri			Spire Alabama
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Service cost – benefits earned during the period	$20.0	$21.7	$22.5	$14.4	$15.4	$15.7	$4.8	$5.5	$6.1
Interest cost on projected benefit obligation	21.5	20.7	22.6	14.7	14.2	15.8	4.7	4.6	4.9
Expected return on plan assets	(31.3)	(31.6)	(35.0)	(22.7)	(22.5)	(24.6)	(5.2)	(5.8)	(6.9)
Amortization of prior service (credit) cost	(4.5)	(3.1)	(2.5)	(1.9)	(0.6)	0.1	(2.4)	(2.3)	(2.4)
Amortization of actuarial loss	11.9	14.9	14.4	9.6	11.0	11.3	2.4	3.9	3.1
Loss on lump-sum settlements and curtailments	33.6	18.2	31.6	27.3	11.6	26.6	6.3	6.6	5.0
Subtotal	51.2	40.8	53.6	41.4	29.1	44.9	10.6	12.5	9.8
Regulatory adjustment	12.5	20.6	6.6	9.9	19.0	3.9	1.7	0.7	1.8
Net pension cost	$63.7	$61.4	$60.2	$51.3	$48.1	$48.8	$12.3	$13.2	$11.6

Other changes in plan assets and pension benefit obligations recognized in other comprehensive income or loss include the following:

	Spire			Spire Missouri			Spire Alabama
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Current year actuarial (gain) loss	$(16.9)	$(8.1)	$68.0	$0.9	$(0.9)	$37.8	$(16.0)	$(1.5)	$24.4
Amortization of actuarial loss	(11.9)	(14.9)	(14.4)	(9.6)	(11.0)	(11.3)	(2.4)	(3.9)	(3.1)
Acceleration of loss recognized due to settlement	(33.6)	(18.2)	(31.7)	(27.3)	(11.6)	(26.6)	(6.3)	(6.6)	(5.1)
Current year service credit	—	(17.9)	(4.4)	—	(17.9)	(4.4)	—	—	—
Amortization of prior service credit (cost)	4.5	3.1	2.5	1.9	0.6	(0.1)	2.4	2.3	2.4
Subtotal	(57.9)	(56.0)	20.0	(34.1)	(40.8)	(4.6)	(22.3)	(9.7)	18.6
Regulatory adjustment	56.3	57.3	(19.5)	32.5	42.1	5.1	22.3	9.7	(18.6)
Total recognized in OCI	$(1.6)	$1.3	$0.5	$(1.6)	$1.3	$0.5	$—	$—	$—

Spire pension obligations are driven by separate plan and regulatory provisions governing Spire Missouri, Spire Alabama and Spire EnergySouth pension plans.

Pursuant to the provisions of Spire Missouri’s and Spire Alabama’s pension plans, pension obligations may be satisfied by monthly annuities, lump-sum cash payments, or special termination benefits. Lump-sum payments are recognized as settlements (which can result in gains or losses) only if the total of such payments exceeds the sum of service and interest costs in a specific year. Special termination benefits, when offered, are also recognized as settlements which can result in gains or losses.

In the fiscal year ended September 30, 2022, two Spire Missouri plans and two Spire Alabama plans met the criteria for settlement recognition, requiring re-measurement of the obligation under those plans using updated census data and assumptions for discount rate and mortality. For the remeasurements, the discount rates for the Missouri plans were updated to 5.7% and 5.8%, respectfully, for each plan at September 30, 2022 (from 3.0%, respectfully, at September 30, 2021), and the discount rate for the Alabama plans were updated to 5.70% and 5.65%, respectfully, (from 3.1% and 3.0%, respectfully). Lump-sum payments recognized as settlements during fiscal year 2022 was $109.3 ($87.0 attributable to Spire Missouri and $22.3 to Spire Alabama). The Alabama regulatory tariff requires that settlement losses be amortized over the remaining actuarial life of the individuals in the plan, and in fiscal 2022 the amortization periods range from 11.4 years to 12.3 years. Therefore, no lump sum settlement expenses were recorded in the fiscal year ended September 30, 2022.

In the fiscal year ended September 30, 2021, two Spire Missouri plans and one Spire Alabama plan met the criteria for settlement recognition, requiring re-measurement of the obligation under those plans using updated census data and assumptions for discount rate and mortality. For the remeasurements, the discount rates for the Missouri plans were updated to 3.00% at September 30, 2021 (from 2.85% at September 30, 2020), and the discount rate for the Alabama plan was updated to 3.10% (from 2.95%). Lump-sum payments recognized as settlements during fiscal year 2021 was $67.5 ($44.6 attributable to Spire Missouri and $22.9 to Spire Alabama). The Alabama regulatory tariff requires that settlement losses be amortized over the remaining actuarial life of the individuals in the plan, and in fiscal 2021 the amortization periods range from 11.4 years to 11.7 years. Therefore, no lump sum settlement expenses were recorded in the fiscal year ended September 30, 2021.

Effective December 23, 2021, the pension cost for Spire Missouri’s western territory (Missouri West) included in customer rates was reduced from $5.5 to $4.4 per year, the pension cost included in Spire Missouri’s eastern territory (Missouri East) customer rates was increased from $29.0 to $32.4 per year. The difference between these amounts and pension expense as calculated pursuant to the above and that otherwise would be included in the statements of income and statements of comprehensive income is deferred as a regulatory asset or regulatory liability.

Also effective December 23, 2021, Missouri East prepaid pension assets and other postretirement benefits that were previously being included in rates at $21.6 per year for eight years were reduced to $11.0 per year, with the amortization period being reset for another eight years. Missouri West net liability for pension and other postretirement benefits that were previously reducing rates by $3.3 per year for eight years were reduced to a $1.1 reduction in rates per year, with the amortization period being reset for another eight years.

The following table shows the reconciliation of the beginning and ending balances of the pension benefit obligation at September 30:

	Spire		Spire Missouri		Spire Alabama
	2022	2021	2022	2021	2022	2021
Benefit obligation, beginning of year	$689.6	$732.6	$479.0	$505.2	$149.4	$163.5
Service cost	20.0	21.7	14.4	15.4	4.8	5.5
Interest cost	21.5	20.7	14.7	14.2	4.7	4.6
Actuarial (gain) loss	(173.9)	6.6	(116.2)	11.0	(42.4)	(1.8)
Plan amendments	—	(17.9)	—	(17.9)	—	—
Settlement loss	33.4	12.3	27.9	8.2	5.6	4.1
Settlement benefits paid	(109.3)	(67.6)	(87.0)	(44.6)	(22.3)	(22.9)
Regular benefits paid	(16.9)	(18.8)	(12.2)	(12.5)	(2.0)	(3.6)
Benefit obligation, end of year	$464.4	$689.6	$320.6	$479.0	$97.8	$149.4
Accumulated benefit obligation, end of year	$457.1	$673.3	$315.0	$465.4	$96.2	$146.9

In 2022, all qualified plans experienced significant actuarial gains. These gains were driven by the discount rates increasing between 2.55% and 2.80% compared to the prior fiscal year, combined with lump sum rates that increased significantly since the prior fiscal year, which decreased the liability and contributed to liability gains. These gains were only partly offset by the losses on actual lump sum benefit payments compared to assumed amounts across all the plans. Actuarial losses 2021 were primarily due to the decrease in lump sum discount rates in one Spire Missouri plan and the losses on actual lump sum benefit payments compared to assumed amounts across all the plans. Except for Spire Alabama in 2021, these losses more than offset the gains that resulted from the increase in discount rates used to calculate the benefit obligations for each year.

The following table sets forth the reconciliation of the beginning and ending balances of the fair value of plan assets at September 30:

	Spire		Spire Missouri		Spire Alabama
	2022	2021	2022	2021	2022	2021
Fair value of plan assets, beginning of year	$498.9	$473.1	$364.0	$336.2	$82.8	$88.6
Actual return on plan assets	(92.5)	58.8	(66.7)	42.7	(15.6)	9.6
Employer contributions	52.4	53.4	37.8	42.2	14.4	11.1
Settlement benefits paid	(109.3)	(67.6)	(87.0)	(44.6)	(22.3)	(22.9)
Regular benefits paid	(16.8)	(18.8)	(12.2)	(12.5)	(2.0)	(3.6)
Fair value of plan assets, end of year	$332.7	$498.9	$235.9	$364.0	$57.3	$82.8
Funded status of plans, end of year	$(131.7)	$(190.7)	$(84.7)	$(115.0)	$(40.5)	$(66.6)

The following table sets forth the amounts recognized in the balance sheets at September 30:

	Spire		Spire Missouri		Spire Alabama
	2022	2021	2022	2021	2022	2021
Current liabilities	$(1.1)	$(0.8)	$(1.1)	$(0.8)	$—	$—
Noncurrent liabilities	(130.6)	(189.9)	(83.6)	(114.2)	(40.5)	(66.6)
Total	$(131.7)	$(190.7)	$(84.7)	$(115.0)	$(40.5)	$(66.6)

Pre-tax amounts recognized in accumulated other comprehensive loss not yet recognized as components of net periodic pension cost consist of:

	Spire		Spire Missouri		Spire Alabama
	2022	2021	2022	2021	2022	2021
Net actuarial loss	$132.0	$194.6	$93.6	$129.6	$41.2	$66.1
Prior service credit	(35.7)	(40.3)	(18.1)	(20.1)	(16.3)	(18.7)
Subtotal	96.3	154.3	75.5	109.5	24.9	47.4
Adjustments for amounts included in regulatory assets	(93.1)	(149.5)	(72.3)	(104.7)	(24.9)	(47.4)
Total	$3.2	$4.8	$3.2	$4.8	$—	$—

The assumptions used to calculate net periodic pension costs for Spire Missouri are as follows:

	2022	2021	2020
Weighted average discount rate - Spire Missouri East plan	3.00%	2.85%	3.20%
Weighted average discount rate - Spire Missouri West plan	3.00%	2.75%	3.15%
Weighted average rate of future compensation increase	3.00%	3.00%	3.00%
Expected long-term rate of return on plan assets	6.75%	6.75%	7.25%

The assumptions used to calculate net periodic pension costs for Spire Alabama are as follows:

	2022	2021	2020
Weighted average discount rate	3.10%/3.0%	2.95%/2.80%	3.25%/3.20%
Weighted average rate of future compensation increase	3.00%	3.00%	3.00%
Expected long-term rate of return on plan assets	6.75%	6.75%	7.25%

The discount rate is based on long-term, high quality bond indices at the measurement date. The expected long-term rate of return on plan assets is based on historical and projected rates of return for current and planned asset classes in the investment portfolio. Assumed projected rates of return for each asset class were selected after analyzing historical experience and future expectations of the returns. The overall expected rate of return for the portfolio was developed based on the target allocation for each class.

The assumptions used to calculate the benefit obligations are as follows:

	2022	2021
Weighted average discount rate - Spire Missouri East plan	5.70%	3.00%
Weighted average discount rate - Spire Missouri West plan	5.80%	3.00%
Weighted average discount rate - Spire Alabama plans	5.70%/5.65%	3.1%/3.0%
Weighted average rate of future compensation increase	3.00%	3.00%
Cash balance interest crediting rate - Spire Alabama / Spire Missouri	4.25%	4.25%

The following table sets forth the year-end projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for plans that have a projected benefit obligation and an accumulated benefit obligation in excess of plan assets:

	Spire		Spire Missouri		Spire Alabama
	2022	2021	2022	2021	2022	2021
Projected benefit obligation	$464.4	$689.6	$320.6	$479.0	$97.8	$149.4
Accumulated benefit obligation	457.1	673.3	315.0	465.4	96.2	146.9
Fair value of plan assets	332.7	498.9	235.9	364.0	57.3	82.8

The following tables set forth the targeted and actual plan assets by category as of September 30 of each year for Spire Missouri and Spire Alabama:

Spire Missouri	2022 Target	2022 Actual	2021 Target	2021 Actual
Return seeking assets	70.0%	74.3%	70.0%	74.5%
Liability hedging assets	30.0%	22.8%	30.0%	23.1%
Cash and cash equivalents	—%	2.9%	—%	2.4%
Total	100.0%	100.0%	100.0%	100.0%

Spire Alabama	2022 Target	2022 Actual	2021 Target	2021 Actual
Return seeking assets	70.0%	68.7%	70.0%	72.8%
Liability hedging assets	30.0%	25.3%	30.0%	25.5%
Cash and cash equivalents	—%	6.0%	—%	1.7%
Total	100.0%	100.0%	100.0%	100.0%

The Spire Inc. Retirement Plans Committee is responsible for the administration of the various plans, and all payments under the plans require direction of that committee. The Spire Inc. Defined Benefit Plan Investment Review Committee utilizes an Outsourced Chief Investment Officer (OCIO) model where investment decisions are outsourced to investment consultants (Willis Towers Watson), who in turn become co-fiduciaries with the committee.

For all plans, the Company employs a total return investment approach whereby a mix of equities and fixed income investments are used to maximize the long-term return of plan assets with a prudent level of risk. Risk tolerance is established through consideration of plan liabilities, plan funded status, corporate financial condition and market conditions. The Company has developed an investment strategy that focuses on asset allocation, diversification and quality guidelines. The investment goals are to obtain an adequate level of return to meet future obligations of the plan by providing above average risk-adjusted returns with a risk exposure in the mid-range of comparable funds. Comparative market and peer group benchmarks are utilized to ensure that investment managers are performing satisfactorily. The Company seeks to maintain an appropriate level of diversification to minimize the risk of large losses in a single asset class. Accordingly, plan assets for the pension plans do not have a concentration of assets in a single entity, industry, country, commodity or class of investment fund.

The following table sets forth expected pension benefit payments for the succeeding five fiscal years, and in aggregate for the five fiscal years thereafter, for Spire, Spire Missouri, and Spire Alabama:

	2023	2024	2025	2026	2027	2028- 2032
Spire	$55.8	$52.3	$47.2	$44.0	$43.5	$202.9
Spire Missouri	41.4	38.9	33.9	30.8	29.6	137.5
Spire Alabama	11.3	10.2	9.9	9.7	10.4	46.4

The funding policy of Spire Missouri and Spire Alabama is to contribute an amount not less than the minimum required by government funding standards nor more than the maximum deductible amount for federal income tax purposes. Spire Missouri’s contributions to the pension plans in fiscal 2023 are anticipated to be $44.5 into the qualified trusts, and $1.1 into the non-qualified plans. Spire Alabama’s contributions to the pension plans in fiscal 2022 are anticipated to be $13.8 into the qualified trusts.

Other Postretirement Benefits

Spire and the Utilities provide certain life insurance benefits at retirement. Spire Missouri plans provide for medical insurance after early retirement until age 65. For retirements prior to January 1, 2015, the Missouri West plans provided medical insurance after retirement until death. The Spire Alabama plans provide medical insurance upon retirement until death for certain retirees depending on the type of employee and the date the employee was originally hired.

Net periodic postretirement benefit costs consist of the following components:

	Spire			Spire Missouri			Spire Alabama
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Service cost – benefits earned during the period	$7.5	$7.3	$5.9	$6.3	$6.2	$5.3	$1.1	$0.9	$0.4
Interest cost on accumulated postretirement benefit obligation	6.0	6.0	6.3	4.5	4.5	4.7	1.4	1.3	1.4
Expected return on plan assets	(16.8)	(16.1)	(16.7)	(11.3)	(10.9)	(11.4)	(5.2)	(4.9)	(5.0)
Amortization of prior service cost (credit)	1.0	1.0	(0.5)	0.7	0.7	(0.2)	0.3	0.3	(0.3)
Amortization of actuarial gain	(2.2)	(1.6)	(2.0)	(1.9)	(1.5)	(2.0)	—	—	—
Subtotal	(4.5)	(3.4)	(7.0)	(1.7)	(1.0)	(3.6)	(2.4)	(2.4)	(3.5)
Regulatory adjustment	3.3	13.2	16.0	5.0	15.0	17.7	(1.8)	(1.8)	(1.8)
Net postretirement benefit (income) cost	$(1.2)	$9.8	$9.0	$3.3	$14.0	$14.1	$(4.2)	$(4.2)	$(5.3)

Other changes in plan assets and postretirement benefit obligations recognized in OCI include the following:

	Spire			Spire Missouri			Spire Alabama
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Current year actuarial loss (gain)	$15.8	$(41.0)	$(7.3)	$9.8	$(29.0)	$(7.6)	$5.9	$(9.9)	$1.1
Amortization of actuarial gain	2.2	1.6	2.0	1.9	1.5	2.0	—	—	—
Current year prior service (cost) credit	(6.3)	—	15.8	(1.1)	—	9.5	(5.2)	—	6.3
Amortization of prior service (cost) credit	(1.0)	(1.0)	0.5	(0.7)	(0.7)	0.2	(0.3)	(0.3)	0.3
Subtotal	10.7	(40.4)	11.0	9.9	(28.2)	4.1	0.4	(10.2)	7.7
Regulatory adjustment	(10.7)	40.4	(11.0)	(9.9)	28.2	(4.1)	(0.4)	10.2	(7.7)
Total recognized in OCI	$—	$—	$—	$—	$—	$—	$—	$—	$—

Pursuant to a MoPSC Order, the return on plan assets is based on the market-related value of plan assets implemented prospectively over a four-year period. Gains and losses not yet includible in postretirement benefit cost are amortized only to the extent that such gain or loss exceeds 10% of the greater of the accumulated postretirement benefit obligation or the market-related value of plan assets. Such excess is amortized over the average remaining service life of active participants. Effective April 18, 2018, the recovery in rates for Spire Missouri’s postretirement benefit plans is based on an annual allowance of $8.6. The difference between these amounts and postretirement benefit cost based on the above and that otherwise would be included in the statements of income and statements of comprehensive income is deferred as a regulatory asset or regulatory liability.

The following table sets forth the reconciliation of the beginning and ending balances of the postretirement benefit obligation at September 30:

	Spire		Spire Missouri		Spire Alabama
	2022	2021	2022	2021	2022	2021
Benefit obligation, beginning of year	$204.2	$212.3	$151.7	$158.4	$48.0	$48.3
Service cost	7.5	7.3	6.3	6.2	1.1	0.9
Interest cost	6.0	6.0	4.5	4.5	1.4	1.3
Actuarial (gain) loss	(52.6)	(7.5)	(37.7)	(6.7)	(13.6)	0.7
Plan amendments	(6.2)	—	(1.0)	—	(5.2)	—
Retiree drug subsidy program	0.2	—	0.2	—	—	—
Benefits paid	(11.0)	(13.9)	(9.2)	(10.7)	(1.8)	(3.2)
Benefit obligation, end of year	$148.1	$204.2	$114.8	$151.7	$29.9	$48.0

In fiscal 2022, the actuarial gains for all qualified Spire plans were driven by the increase in the discount rate used to calculate the benefit obligation. In fiscal 2021, the actuarial gains for Spire and Spire Missouri were driven by the increase in the discount rate used to calculate the benefit obligation. For Spire Alabama, this gain was more than offset by the loss associated with an update to the trend assumption.

The following table sets forth the reconciliation of the beginning and ending balances of the fair value of plan assets at September 30:

	Spire		Spire Missouri		Spire Alabama
	2022	2021	2022	2021	2022	2021
Fair value of plan assets at beginning of year	$326.9	$291.0	$221.7	$199.2	$99.4	$87.0
Actual return on plan assets	(51.6)	49.7	(36.2)	33.1	(14.3)	15.6
Employer contributions	0.4	0.1	0.4	0.1	—	—
Benefits paid	(11.0)	(13.9)	(9.2)	(10.7)	(1.8)	(3.2)
Fair value of plan assets, end of year	$264.7	$326.9	$176.7	$221.7	$83.3	$99.4
Funded status of plans, end of year	$116.6	$122.7	$61.9	$70.0	$53.4	$51.4

The following table sets forth the amounts recognized in the balance sheets at September 30:

	Spire		Spire Missouri		Spire Alabama
	2022	2021	2022	2021	2022	2021
Noncurrent assets	$151.6	$170.2	$96.9	$117.5	$53.4	$51.4
Current liabilities	(0.3)	(0.5)	(0.3)	(0.5)	—	—
Noncurrent liabilities	(34.7)	(47.0)	(34.7)	(47.0)	—	—
Total	$116.6	$122.7	$61.9	$70.0	$53.4	$51.4

Pre-tax amounts recognized in accumulated other comprehensive loss not yet recognized as components of net periodic postretirement benefit cost consist of:

	Spire		Spire Missouri		Spire Alabama
	2022	2021	2022	2021	2022	2021
Net actuarial gain	$(83.3)	$(101.2)	$(74.2)	$(85.8)	$(5.6)	$(11.5)
Prior service cost (credit)	7.1	14.6	7.9	9.7	(0.8)	4.9
Subtotal	(76.2)	(86.6)	(66.3)	(76.1)	(6.4)	(6.6)
Adjustments for amounts included in regulatory assets	76.2	86.6	66.3	76.1	6.4	6.6
Total	$—	$—	$—	$—	$—	$—

The assumptions used to calculate net periodic postretirement benefit costs for Spire Missouri are as follows:

	2022	2021	2020
Weighted average discount rate - Spire Missouri plans	2.95%	2.75%	3.15%
Weighted average rate of future compensation increase	3.00%	3.00%	3.00%
Expected long-term rate of return on plan assets - Spire Missouri plans	5.75%	5.75%	6.25%

The assumptions used to calculate net periodic postretirement benefit costs for Spire Alabama are as follows:

	2022	2021	2020
Weighted average discount rate	2.95%	2.75%	3.15%
Expected long-term rate of return on plan assets	5.00%/6.25%	5.00%/6.25%	5.00%/6.25%

The discount rate is based on long-term, high quality bond indices at the measurement date. The expected long-term rate of return on plan assets is based on historical and projected rates of return for current and planned asset classes in the investment portfolio. Assumed projected rates of return for each asset class were selected after analyzing historical experience and future expectations of the returns. The overall expected rate of return for the portfolio was developed based on the target allocation for each class.

The assumptions used to calculate the accumulated postretirement benefit obligations are as follows:

	2022	2021
Weighted average discount rate - Spire Alabama plans	5.80%	2.95%
Weighted average discount rate - Spire Missouri plans	5.80%	2.95%
Weighted average rate of future compensation increase - Spire Missouri East plans	3.00%	3.00%

The assumed medical cost trend rates at September 30 are as follows:

	2022	2021
Medical cost trend assumed for next year - Spire Missouri	6.75%	7.00%
Medical cost trend assumed for next year - Spire Alabama	6.75%	7.00%
Rate to which the medical cost trend rate is assumed to decline (the ultimate medical cost trend rate)	5.00%	5.00%
Year the rate reaches the ultimate trend	2028	2028

The following tables set forth the targeted and actual plan assets by category as of September 30 of each year for Spire Missouri and Spire Alabama:

Spire Missouri	Target	2022 Actual	2021 Actual
Equity securities	60.0%	58.7%	59.2%
Debt securities	40.0%	40.5%	38.9%
Cash and cash equivalents	—%	0.8%	1.9%
Total	100.0%	100.0%	100.0%

Spire Alabama	Target	2022 Actual	2021 Actual
Equity securities	60.5%	57.7%	60.5%
Debt securities	39.5%	42.3%	39.5%
Total	100.0%	100.0%	100.0%

Missouri and Alabama state laws provide for the recovery in rates of costs accrued pursuant to GAAP provided that such costs are funded through an independent, external funding mechanism. The Utilities have established Voluntary Employees’ Beneficiary Association and Rabbi Trusts as external funding mechanisms. Their investment policies seek to maximize investment returns consistent with their tolerance for risk. Outside investment management specialists are utilized in each asset class. Such specialists are provided with guidelines, where appropriate, designed to ensure that the investment portfolio is managed in accordance with policy. Performance and compliance with the guidelines is regularly monitored. Spire Missouri and Spire Alabama currently invest in mutual funds which are rebalanced periodically to the target allocation. The mutual funds are diversified across U.S. stock and bond markets, and for Spire Alabama, international stock markets.

The following table sets forth expected postretirement benefit payments for the succeeding five fiscal years, and in aggregate for the five fiscal years thereafter for Spire, Spire Missouri, and Spire Alabama:

	2023	2024	2025	2026	2027	2028 - 2032
Spire	$13.7	$14.4	$14.6	$14.5	$14.7	$69.5
Spire Missouri	11.6	12.2	12.3	12.2	12.2	55.7
Spire Alabama	1.9	2.0	2.1	2.1	2.2	11.9

The Utilities’ funding policy is to contribute amounts to the trusts equal to the periodic benefit cost calculated pursuant to GAAP as recovered in rates. For both Spire Missouri and Spire Alabama there are no anticipated contributions to the postretirement plans in fiscal 2023.

Other Plans

Spire Services Inc. sponsors a 401(k) plan that cover substantially all employees of Spire Inc. and its subsidiaries. The plan allows employees to contribute a portion of their base pay in accordance with specific guidelines. The cost of the defined contribution plan for Spire Inc. totaled $15.5, $15.5, and $13.6 for fiscal years 2022, 2021, and 2020, respectively. Spire Missouri provides a match of such contributions within specific limits. The cost of the defined contribution plan for Spire Missouri amounted to $10.9, $10.9, and $9.5 for fiscal years 2022, 2021, and 2020, respectively. Spire Alabama also provides a match of employee contributions within specific limits. The cost of the defined contribution plan for Spire Alabama amounted to $3.6, $2.9, and $3.4 for fiscal years 2022, 2021, and 2020, respectively.

Fair Value Measurements of Pension and Other Postretirement Plan Assets

Spire

The table below categorizes the fair value measurements of the Spire pension plan assets:

	Quoted Prices	Significant	Significant
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As of September 30, 2022
Cash and cash equivalents	$11.5	$—	$—	$11.5
Equity funds - global (including U.S.)	—	122.2	—	122.2
Real asset funds	—	61.0	—	61.0
Debt securities:
U.S. bond funds	42.3	—	—	42.3
U.S. government index funds	36.1	—	—	36.1
Global funds (including U.S.)	—	59.6	—	59.6
Total	$89.9	$242.8	$—	$332.7

As of September 30, 2021
Cash and cash equivalents	$10.6	$—	$—	$10.6
Equity funds - global (including U.S.)	—	201.2	—	201.2
Real asset funds	—	87.7	—	87.7
Debt securities:
U.S. bond funds	58.4	—	—	58.4
U.S. government index funds	60.1	—	—	60.1
Global funds (including U.S.)	—	80.9	—	80.9
Total	$129.1	$369.8	$—	$498.9

The table below categorizes the fair value measurements of Spire’s postretirement plan assets:

	Quoted Prices	Significant	Significant
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As of September 30, 2022
Cash and cash equivalents	$3.5	$—	$—	$3.5
U.S. stock/bond mutual funds	177.1	69.4	—	246.5
International fund	0.8	13.9	—	14.7
Total	$181.4	$83.3	$—	$264.7

As of September 30, 2021
Cash and cash equivalents	$3.1	$—	$—	$3.1
U.S. stock/bond mutual funds	223.2	82.5	—	305.7
International fund	1.2	16.9	—	18.1
Total	$227.5	$99.4	$—	$326.9

Cash and cash equivalents include money market mutual funds valued based on quoted market prices. Debt securities are valued based on broker/dealer quotations or by using observable market inputs. The stock and bond mutual funds are valued at the quoted market price of the identical securities.

Spire Missouri

The table below categorizes the fair value measurements of Spire Missouri’s pension plan assets:

	Quoted Prices	Significant	Significant
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As of September 30, 2022
Cash and cash equivalents	$5.7	$—	$—	$5.7
Equity funds - global (including U.S.)	—	85.7	—	85.7
Real asset funds	—	47.2	—	47.2
Debt securities:
U.S. bond funds	29.4	—	—	29.4
U.S. government index funds	24.6	—	—	24.6
Global funds (including U.S.)	—	43.3	—	43.3
Total	$59.7	$176.2	$—	$235.9

As of September 30, 2021
Cash and cash equivalents	$8.3	$—	$—	$8.3
Equity funds - global (including U.S.)	—	148.6	—	148.6
Real asset funds	—	59.2	—	59.2
Debt securities:
U.S. bond funds	38.4	—	—	38.4
U.S. government index funds	45.6	—	—	45.6
Global funds (including U.S.)	—	63.9	—	63.9
Total	$92.3	$271.7	$—	$364.0

The table below categorizes the fair value measurements of Spire Missouri’s postretirement plan assets:

	Quoted Prices	Significant	Significant
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As of September 30, 2022
Cash and cash equivalents	$2.7	$—	$—	$2.7
U.S. stock/bond mutual funds	174.0	—	—	174.0
Total	$176.7	$—	$—	$176.7

As of September 30, 2021
Cash and cash equivalents	$2.4	$—	$—	$2.4
U.S. stock/bond mutual funds	219.3	—	—	219.3
Total	$221.7	$—	$—	$221.7

Cash and cash equivalents include money market mutual funds valued based on quoted market prices. Debt securities are valued based on broker/dealer quotations or by using observable market inputs. The stock and bond mutual funds are valued at the quoted market price of the identical securities.

Spire Alabama

The table below categorizes the fair value measurements of Spire Alabama’s pension plan assets:

	Quoted Prices	Significant	Significant
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As of September 30, 2022
Cash and cash equivalents	$3.5	$—	$—	$3.5
Equity funds - global (including U.S.)	—	21.6	—	21.6
Real asset funds	—	8.1	—	8.1
Debt securities:
U.S. bond funds	7.7	—	—	7.7
U.S. government index funds	6.8	—	—	6.8
Global funds (including U.S.)	—	9.6	—	9.6
Total	$18.0	$39.3	$—	$57.3

As of September 30, 2021
Cash and cash equivalents	$1.4	$—	$—	$1.4
Equity funds - global (including U.S.)	—	32.3	—	32.3
Real asset funds	—	14.6	—	14.6
Debt securities:
U.S. bond funds	12.3	—	—	12.3
U.S. government index funds	8.9	—	—	8.9
Global funds (including U.S.)	—	13.3	—	13.3
Total	$22.6	$60.2	$—	$82.8

The table below categorizes the fair value measurements of Spire Alabama’s postretirement plan assets:

	Quoted Prices	Significant	Significant
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As of September 30, 2022
U.S. stock/bond mutual funds	$—	$69.4	$—	$69.4
International fund	—	13.9	—	13.9
Total	$—	$83.3	$—	$83.3

As of September 30, 2021
U.S. stock/bond mutual funds	$—	$82.5	$—	$82.5
International fund	—	16.9	—	16.9
Total	$—	$99.4	$—	$99.4

Cash and cash equivalents include money market mutual funds valued based on quoted market prices. Debt securities are valued based on broker/dealer quotations or by using observable market inputs. The stock and bond mutual funds are valued at the quoted market price of the identical securities.